UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    InView Investment Management, LLC
Address: 205 North Michigan Avenue, Suite 2550
         Chicago, IL  60601

13F File Number:  028-12238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glenn Kleczka
Title:     Chief Executive Officer & Managing Director
Phone:     312-630-3470

Signature, Place, and Date of Signing:

 /s/    Glenn Kleczka     Chicago, IL     August 06, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    59

Form 13F Information Table Value Total:    $108,965 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AECOM TECHNOLOGY CORP DELAWA   COM              00766T100     1215    73890 SH       SOLE                    42600        0    31290
AEGEAN MARINE PETROLEUM NETW   SHS              Y0017S102     1552   290161 SH       SOLE                   168251        0   121910
AMERICAN EQTY INVT LIFE HLD    COM              025676206     2351   213563 SH       SOLE                   123011        0    90552
APOLLO COML REAL EST FIN INC   COM              03762U105     2609   162340 SH       SOLE                    93520        0    68820
ARES CAP CORP                  COM              04010L103     3338   209130 SH       SOLE                   124980        0    84150
ASBURY AUTOMOTIVE GROUP INC    COM              043436104     2551   107680 SH       SOLE                    62000        0    45680
AURICO GOLD INC                COM              05155C105     1003   125280 SH       SOLE                    72200        0    53080
AVISTA CORP                    COM              05379B107     2777   104010 SH       SOLE                    59980        0    44030
AVNET INC                      COM              053807103     2118    68640 SH       SOLE                    39560        0    29080
BELDEN INC                     COM              077454106     2314    69400 SH       SOLE                    39990        0    29410
BIO RAD LABS INC               CL A             090572207     1692    16920 SH       SOLE                     9760        0     7160
BRINKER INTL INC               COM              109641100     2422    75999 SH       SOLE                    43900        0    32099
CINEMARK HOLDINGS INC          COM              17243V102     1492    65310 SH       SOLE                    37790        0    27520
CMS ENERGY CORP                COM              125896100     2863   121850 SH       SOLE                    70310        0    51540
COLUMBUS MCKINNON CORP N Y     COM              199333105     1081    71620 SH       SOLE                    41300        0    30320
COMSTOCK RES INC               COM NEW          205768203     1598    97310 SH       SOLE                    56080        0    41230
COUSINS PPTYS INC              COM              222795106     2224   286919 SH       SOLE                   164735        0   122184
CROWN HOLDINGS INC             COM              228368106     3014    87390 SH       SOLE                    50340        0    37050
CYS INVTS INC                  COM              12673A108      537    39000 SH       SOLE                    39000        0        0
DEAN FOODS CO NEW              COM              242370104     1514    88880 SH       SOLE                    51140        0    37740
DELUXE CORP                    COM              248019101     2273    91142 SH       SOLE                    52490        0    38652
DIGITALGLOBE INC               COM NEW          25389M877     1300    85740 SH       SOLE                    49430        0    36310
ENPRO INDS INC                 COM              29355X107     2314    61920 SH       SOLE                    35690        0    26230
FLEXTRONICS INTL LTD           ORD              Y2573F102     2530   408000 SH       SOLE                   235227        0   172773
FOREST OIL CORP                COM PAR $0.01    346091705      796   108550 SH       SOLE                    62530        0    46020
FREIGHTCAR AMER INC            COM              357023100      956    41610 SH       SOLE                    23990        0    17620
FRESH DEL MONTE PRODUCE INC    ORD              G36738105     1361    57975 SH       SOLE                    33646        0    24329
HAIN CELESTIAL GROUP INC       COM              405217100     2023    36750 SH       SOLE                    21300        0    15450
HANCOCK HLDG CO                COM              410120109     2221    72950 SH       SOLE                    42020        0    30930
HUDSON PAC PPTYS INC           COM              444097109     1892   108679 SH       SOLE                    62393        0    46286
INVESCO MORTGAGE CAPITAL INC   COM              46131b100     1290    70370 SH       SOLE                    42930        0    27440
JONES GROUP INC                COM              48020T101     1417   148200 SH       SOLE                    85410        0    62790
KELLY SVCS INC                 CL A             488152208     1363   105590 SH       SOLE                    61250        0    44340
KEYW HLDG CORP                 COM              493723100      602    59950 SH       SOLE                    34570        0    25380
LITTELFUSE INC                 COM              537008104     2530    44473 SH       SOLE                    25581        0    18892
LONE PINE RES INC              COM              54222A106      183    66384 SH       SOLE                    38303        0    28081
LOUISIANA PAC CORP             COM              546347105     1460   134180 SH       SOLE                    77730        0    56450
MAGNACHIP SEMICONDUCTOR CORP   COM              55933J203     2582   270900 SH       SOLE                   156220        0   114680
MATRIX SVC CO                  COM              576853105     1579   139354 SH       SOLE                    80664        0    58690
MB FINANCIAL INC NEW           COM              55264U108     1445    67090 SH       SOLE                    38840        0    28250
MEADOWBROOK INS GROUP INC      COM              58319P108     2051   233280 SH       SOLE                   134450        0    98830
MEREDITH CORP                  COM              589433101     1921    60144 SH       SOLE                    34667        0    25477
MFA FINANCIAL INC              COM              55272X102     1199   151944 SH       SOLE                    87564        0    64380
NATIONAL PENN BANCSHARES INC   COM              637138108     2408   252330 SH       SOLE                   145818        0   106512
NEWELL RUBBERMAID INC          COM              651229106     2339   128947 SH       SOLE                    74257        0    54690
OLD NATL BANCORP IND           COM              680033107     2364   196860 SH       SOLE                   113460        0    83400
OMNICARE INC                   COM              681904108     1670    53480 SH       SOLE                    30840        0    22640
PAR PHARMACEUTICAL COS INC     COM              69888P106     2337    64660 SH       SOLE                    37260        0    27400
PATTERSON UTI ENERGY INC       COM              703481101      840    57680 SH       SOLE                    33340        0    24340
PEBBLEBROOK HOTEL TR           COM              70509V100     1495    64120 SH       SOLE                    36940        0    27180
PORTLAND GEN ELEC CO           COM NEW          736508847     2101    78790 SH       SOLE                    45650        0    33140
PRIVATEBANCORP INC             COM              742962103     1678   113680 SH       SOLE                    65520        0    48160
PULTE GROUP INC                COM              745867101     1654   154560 SH       SOLE                    89600        0    64960
REGAL BELOIT CORP              COM              758750103     2541    40820 SH       SOLE                    23520        0    17300
REGAL ENTMT GROUP              CL A             758766109     1953   141900 SH       SOLE                    81740        0    60160
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109     2023    84900 SH       SOLE                    48950        0    35950
STAGE STORES INC               COM NEW          85254C305     1187    64780 SH       SOLE                    37350        0    27430
TECH DATA CORP                 COM              878237106     3023    62760 SH       SOLE                    36150        0    26610
TOWER GROUP INC                COM              891777104     1799    86219 SH       SOLE                    49709        0    36510